ACQUISITIONS AND FORECLOSURES	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
ACQUISITIONS AND FORECLOSURES
ACQUISITIONS AND FORECLOSURES
The values of certain assets and liabilities acquired are based on preliminary valuations and are subject to adjustment as additional information is obtained.  The Company has up to 12 months from the date of foreclosure to finalize the valuation (see Note 16 for gain recorded on foreclosures).
Campus Club Apartments – Tampa, Florida
On October 21, 2011, the Company purchased, at a discount, a non-performing promissory note (the “Campus Club Note”), which was secured by a first priority mortgage on a student housing community located in Tampa, Florida, known as the Campus Club Apartments.  The contract purchase price for the Campus Club Note was $8.3 million, plus closing costs.  The Company paid an acquisition fee of $176,000, or 2% of the purchase price and closings costs, to the Advisor.  The Company foreclosed on the Campus Club Note on February 9, 2012 and received title to the property on February 21, 2012.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. Based on the appraisal of the property obtained on January 10, 2013, the Company revalued the assets and liabilities retroactive to the purchase date and recorded the adjustments in the fourth quarter of 2012. The adjustments included reallocations of amounts originally recorded as land, buildings and in-place leases. An increase in fair value of $688,000 was also recorded (see Note 16). The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$1,650
Buildings	5,965
Site improvements	285
Personal property	200
8,100
Acquired intangibles − in-place leases	435
Fair value assigned	$8,535

Heatherwood Apartments – Inkster, Michigan
On March 15, 2011, the Company purchased, at a discount, a non-performing promissory note (the “Heatherwood Note”), which was secured by a first priority mortgage on a multifamily rental apartment community in Inkster, Michigan.  The contract purchase price for the Heatherwood Note was $1.6 million, plus closing costs.  The Company paid an acquisition fee of $34,000, or 2% of the purchase price and closing costs, to the Advisor.  On August 18, 2011, the Company was the successful bidder (for $1.9 million) at the foreclosure sale of the Heatherwood Apartments.  The Company’s bid approximated the fair value of the Heatherwood Apartments based on an independent appraisal.  The Company received title and took possession of the property on February 18, 2012 upon the termination of the borrower’s redemption period. On April 18, 2013, the Company sold the property to an unaffiliated purchaser. Accordingly, the assets, liabilities and results of operations of the Heatherwood Apartments have been reclassified and reflected as discontinued operations for the years ended December 31, 2012 and 2011 (see Note 7).
The following table presents the fair value (in thousands) of the Heatherwood Apartments and related net assets acquired in exchange for the Heatherwood Note:

Rental property:
Land	$310
Buildings	1,412
1,722
Acquired intangibles − in-place leases	178
Security deposit liability	(11)
Fair value assigned	$1,889

The Redford – Houston, Texas
On March 27, 2012, the Company purchased a multifamily residential rental apartment complex located in Houston, Texas, known as the Redford (formerly known as the Bristol Apartments) for $11.4 million, plus closing costs.  The Company paid an acquisition fee of $195,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. Based on the appraisal of the Redford obtained on December 28, 2012, the Company revalued the assets and liabilities retroactive to the purchase date and recorded the adjustments in the fourth quarter of 2012. The adjustments included reallocations of amounts originally recorded as land, building and in-place leases. The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$4,073
Buildings	4,750
Site improvements	401
Furniture, fixtures & equipment	262
Tenant improvements	84
9,570
Acquired intangibles − in-place leases	1,558
Leasing commissions	209
Legal & marketing costs	63
Fair value assigned	$11,400

Cannery Lofts – Dayton, Ohio
On May 13, 2011, the Company purchased, at a discount, a non-performing promissory note (the “Cannery Note”), which was secured by a first priority mortgage on a multifamily rental apartment community in Dayton, Ohio, known as the Cannery Lofts.  The contract purchase price for the Cannery Note was $7.1 million, plus closing costs.  The Company paid an acquisition fee of $147,000, or 2% of the purchase price and closing costs, to the Advisor.  On June 6, 2012, the Company was the successful bidder at the foreclosure sale of the Cannery Lofts.  The Company received title on June 6, 2012 and took possession of the Cannery Lofts on June 19, 2012.
The Company estimated the fair value of certain assets and liabilities at the date of purchase. Based on an appraisal of the Cannery Lofts obtained on February 19, 2013, the Company revalued the assets and liabilities retroactive to the purchase date and recorded the adjustments in the fourth quarter of 2012. The adjustments included reallocations of amounts originally recorded as land, buildings and in-place leases. An increase in fair value of $2.0 million was also recorded (see Note 16). The following table presents the adjusted fair value of the net assets acquired (in thousands):

Land	$160
Buildings	7,418
Site improvements	10
Parking garage	392
Tenant improvements	93
Personal property	200
8,273
Acquired intangibles − in-place leases	609
Leasing commissions	27
Legal fees	8
Fair value assigned	$8,917

Williamsburg Apartments – Cincinnati, Ohio
On June 20, 2012, the Company purchased a multifamily residential rental apartment complex located in Cincinnati, Ohio, known as the Williamsburg Apartments, for $41.3 million, plus closing costs.  The Company paid an acquisition fee of $827,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. Based on an appraisal of the Williamsburg Apartments obtained on September 6, 2012, the Company revalued the assets and liabilities retroactive to the purchase date and recorded the adjustments in the third quarter of 2012. The adjustments included reallocations of amounts originally recorded as land, building and in-place leases. The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$3,223
Site Improvements	2,758
Buildings	32,353
Personal Property	1,007
39,341
Acquired intangibles − in-place leases	1,909
Prepaid real estate insurance	49
Accrued expenses	(37)
Security deposits	(208)
Prepaid rents	(29)
Fair value assigned	$41,025

Park Forest Apartments - Oklahoma City, Oklahoma
On December 6, 2012, the Company purchased a multifamily residential rental apartment complex located in Oklahoma City, Oklahoma, known as Park Forest Apartments, for $2.0 million, plus closing costs.  The Company paid an acquisition fee of $44,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$572
Buildings	1,389
1,961
Acquired intangibles − in-place leases	88
Prepaid real estate insurance	14
Security deposits	(16)
Fair value assigned	$2,047

The Company is in the process of obtaining an appraisal in order to finalize the valuation.

Foxwood Apartments - Memphis, Tennessee
On December 7, 2012, the Company purchased a multifamily residential rental apartment complex located in Memphis, Tennessee, known as the Foxwood Apartments, for $2.2 million, plus closing costs.  The Company paid an acquisition fee of $49,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$591
Buildings	1,449
2,040
Acquired intangibles − in-place leases	236
Prepaid real estate insurance	16
Accrued expenses	(57)
Security deposits	(32)
Prepaid rents	(1)
Fair value assigned	$2,202

The Company is in the process of obtaining an appraisal in order to finalize the valuation.
Skyview at Palm Center - Harris County, Texas
On December 19, 2012, the Company purchased a multifamily residential rental apartment complex located in Harris County, Texas, known as the Skyview at Palm Center, for $14.4 million, plus closing costs.  The Company paid an acquisition fee of $290,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$2,535
Buildings	11,283
13,818
Acquired intangibles − in-place leases	608
Prepaid real estate insurance	49
Accrued expenses	(14)
Security deposits	(40)
Prepaid rents	(14)
Fair value assigned	$14,407

The Company is in the process of obtaining an appraisal in order to finalize the valuation.

Flagstone Gardens - Houston, Texas
On December 21, 2012, the Company purchased a multifamily residential rental apartment complex located in Houston, Texas, known as the Flagstone Gardens, for $5.5 million, plus closing costs.  The Company paid an acquisition fee of $111,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$1,444
Buildings	3,795
5,239
Acquired intangibles − in-place leases	262
Prepaid real estate insurance	54
Security deposits	(13)
Fair value assigned	$5,542

The Company is in the process of obtaining an appraisal in order to finalize the valuation.